Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2023
Basis of Presentation
Schedule of amendments to IFRS

Effective in 2023

The following standards published by the IASB and the IFRS Interpretations Committee and adopted by the European Union for application in Europe came into force in 2023 and, therefore, have been taken into account in the preparation of these consolidated financial statements:

Mandatory application for annual periods
beginning on or after:
Normas		EU effective date	IASB effective date
IAS 12	Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction (issued on 7 May 2021)	1 January 2023	1 January 2023

IFRS 17	Insurance Contracts (issued on 18 May 2017); including Amendments to IFRS 17 (issued on 25 June 2020)	1 January 2023	1 January 2023

IAS 8	Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estitmates (issued on 12 February 2021)	1 January 2023	1 January 2023

IAS 1	Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies (issued on 12 February 2021)	1 January 2023	1 January 2023

IAS 12	Amendments to IAS 12 Income taxes: International Tax Reform – Pillar Two Model Rules (issued 23 May 2023)	1 January 2023	1 January 2023

IFRS 17	Amendments to IFRS 17 Isurance contracts: Initial Application of IFRS 17 and IFRS 9 - Comparative Information (issued on 9 December 2021)	1 January 2023	1 January 2023

Effective in 2022

Mandatory application for annual periods
beginning on or after:
Standards		EU effective date	IASB effective date
Amendments issued 14 May 2020 to:
– IFRS 3 Business Combinations: references to the Conceptual Framework;
Various	– IAS 16 Property, Plant and Equipment: Proceeds before Intended Use;	1 January 2022	1 January 2022
– IAS 37 Provisions, Contingent Liabilities and Contingent Assets: Onerous Contracts — Cost of Fulfilling a Contract ; and
– Annual Improvements to IFRSs 2018-2020: IFRS 1, IFRS 9, IFRS 16 and IAS 41.

Effective in 2021

Mandatory application for annual periods
beginning on or after:
Standards		EU effective date	IASB effective date
IFRS 4	Amendments to IFRS 4 Insurance Contracts – deferral of IFRS 9 (issued on 25 June 2020)	1 January 2021	1 January 2021
Various	Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 Interest Rate Benchmark Reform – Phase 2 (issued on 27 August 2020)	1 January 2021	1 January 2021
IFRS 16	Amendment to IFRS 16 Leases Covid 19-Related Rent Concessions beyond 30 June 2021 (issued on 31 March 2021)	1 April 2021	1 April 2021

Schedule of standards issued but not effective

Standards issued but not effective in 2023

At the date these consolidated financial statements were authorized for issue, the following IFRS and amendments have been published by the IASB but their application is not mandatory until the future periods indicated below:

Mandatory application for annual periods
beginning on or after:
Standards		EU effective date	IASB effective date

IAS 1

Amendments to IAS 1 Presentation of Financial Statements: - Classification of Liabilities as Current or Non-current Date (issued on 23 January 2020); - Classification of Liabilities as Current or Non-current - Deferral of Effective Date (issued on 15 July 2020); and - Non-current Liabilities with Covenants (issued on 31 October 2022)

		1 January 2024	1 January 2024
IFRS 16	Amendments to IFRS 16 Leases: Lease Liability in a Sale and Leaseback (issued on 22 September 2022)	1 January 2024	1 January 2024
IAS 7	Amendments to IAS 7 Cash flow statement and IFRS 16 Financial instruments: information to disclose: Financial agreements with suppliers (issued on 25 May 2023).	pending	1 January 2024
IAS 21	Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability (issued on 15 August 2023)	pending	1 January 2025